Investment Property (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Balance, beginning of year	$ 37,660	$ 35,663
Change in fair value during the year	(274)	(26)
Disposals	(976)	(194)
Currency translation adjustments	1,394	2,217
Balance, end of year	$ 37,804	$ 37,660